SHARE CAPITAL, WARRANTS AND OPTIONS - Options outstanding (Details)	Dec. 31, 2017 CAD ($) Option Y	Dec. 31, 2016 Option	Dec. 31, 2015 Option	Dec. 31, 2014 Option
Disclosure of stock options outstanding
Options outstanding	20,720,500
Options exercisable	20,720,500
Weighted average remaining contractual life | Y	3.17
Stock Option Plan
Disclosure of stock options outstanding
Options outstanding	20,720,500	12,823,000	9,872,500	12,548,000
Jan 15, 2018
Disclosure of stock options outstanding
Options outstanding	150,000
Options exercisable	150,000
Exercise price | $	$ 0.15
Weighted average remaining contractual life | Y	0.00
Apr 22, 2018
Disclosure of stock options outstanding
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $	$ 0.15
Weighted average remaining contractual life | Y	0.00
Jul 29, 2018
Disclosure of stock options outstanding
Options outstanding	150,000
Options exercisable	150,000
Exercise price | $	$ 0.20
Weighted average remaining contractual life | Y	0.00
Sep 30, 2018
Disclosure of stock options outstanding
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $	$ 0.37
Weighted average remaining contractual life | Y	0.01
Jul 9, 2019
Disclosure of stock options outstanding
Options outstanding	2,440,000
Options exercisable	2,440,000
Exercise price | $	$ 0.62
Weighted average remaining contractual life | Y	0.18
Aug 27, 2019
Disclosure of stock options outstanding
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $	$ 0.37
Weighted average remaining contractual life | Y	0.02
Sep 26, 2019
Disclosure of stock options outstanding
Options outstanding	100,000
Options exercisable	100,000
Exercise price | $	$ 0.26
Weighted average remaining contractual life | Y	0.01
Nov 5, 2019
Disclosure of stock options outstanding
Options outstanding	350,000
Options exercisable	350,000
Exercise price | $	$ 0.21
Weighted average remaining contractual life | Y	0.03
Dec 19, 2019
Disclosure of stock options outstanding
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $	$ 0.22
Weighted average remaining contractual life | Y	0.09
Feb 3, 2020
Disclosure of stock options outstanding
Options outstanding	900,000
Options exercisable	900,000
Exercise price | $	$ 0.275
Weighted average remaining contractual life | Y	0.09
Oct 5, 2020
Disclosure of stock options outstanding
Options outstanding	450,000
Options exercisable	450,000
Exercise price | $	$ 0.20
Weighted average remaining contractual life | Y	0.06
Jan 28, 2021
Disclosure of stock options outstanding
Options outstanding	5,443,000
Options exercisable	5,443,000
Exercise price | $	$ 0.21
Weighted average remaining contractual life | Y	0.81
Feb 21,2022
Disclosure of stock options outstanding
Options outstanding	8,137,500
Options exercisable	8,137,500
Exercise price | $	$ 0.12
Weighted average remaining contractual life | Y	1.63
Dec 20, 2022
Disclosure of stock options outstanding
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $	$ 0.12
Weighted average remaining contractual life | Y	0.24